Insurance Contracts_Insurance Risk Management(Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
KB Insurance Co., Ltd. | Non-life insurance
Disclosure Of Nature And Extent Of Risks Arising FromInsuranceContracts LineItems[Line Items]
Purposes, policies and procedures to manage risk arising from insurance contracts	The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract's pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and outlines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and various subsequent measures such as the adjustments in the interest rate and sales conditions, termination of selling specific product and others are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business-related risk. In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group aims at policy holders' safety and its stable profit achievement. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.	The risks associated with insurance contract that the Group faces are the insurance actuarial risk and the acceptance risk. Each risk occurs due to insurance contract's pricing and conditions of acceptance. In order to minimize acceptance risk, the Group establishes guidelines and procedure for acceptance and outlines specific conditions for acceptance by product. In addition, expected risk level at the date of pricing is compared with actual risk of contracts after acceptance and various subsequent measures such as the adjustments in the interest rate and sales conditions, termination of selling specific product and others are taken in order to reduce insurance actuarial risk. The Group has a committee to discuss status of product acceptance risk and interest rate policy. The committee decides important matters to set the processes that allow minimizing the insurance actuarial risk, the acceptance risk and other business-related risk. In addition, according to reinsurance operating standards, the Group establishes an operating strategy of reinsurance for large claims expense due to unexpected catastrophic events. The Group aims at policy holders' safety and its stable profit achievement. For the long-term goal, the Group manages risk at a comprehensive level to keep its value at the maximum.
KB Life Insurance Co., Ltd. | Life insurance
Disclosure Of Nature And Extent Of Risks Arising FromInsuranceContracts LineItems[Line Items]
Concentration of insurance risk and reinsurance policy	The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management. (b) The reinsurance department analyses the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.	The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management. (b) The reinsurance department analyses the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Disclosure Of Nature And Extent Of Risks Arising FromInsuranceContracts LineItems[Line Items]
Concentration of insurance risk and reinsurance policy	The Group uses reinsurance to mitigate concentration of insurance risk seeking an enhanced capital management. The Group categorized reinsurance into group and individual contracts, and reinsurance is ceded through the following process: (a) In the decision-making process of launching a new product, the Group decides on ceding reinsurance. Subsequently, a reinsurer is selected through bidding, agreements with the relevant departments and final approval by the executive management. (b) The reinsurance department analyses the object of reinsurance, the maximum limit of reinsurance and the loss ratio with the relevant departments.